UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$275	$305,817

Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	330	246,791

California — 16.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,492,749
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	1,040,481
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	775	933,612
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,750	1,969,257
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,835,200
State of California, GO, Refunding, Various Purposes:
6.00%, 3/01/33	1,275	1,563,596
5.00%, 11/01/43	1,000	1,126,460
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	400	466,664
Various Capital Projects, Series I, 5.50%, 11/01/31	1,600	1,938,752
Various Capital Projects, Series I, 5.50%, 11/01/33	1,500	1,809,765
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	300	358,218

Municipal Bonds	Par (000)	Value

California (concluded)
University of California, Refunding RB, Medical Center Regents, Series J, 5.25%, 5/15/38	$1,780	$2,073,860

		16,608,614

Colorado — 2.3%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,000	1,156,390
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	1,095	1,256,502

		2,412,892

Florida — 5.9%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	265	307,292
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	3,800	4,590,096
County of Pasco Florida Water & Sewer Revenue, RB, Series B, 5.00%, 10/01/44	500	570,015
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	570	656,617

		6,124,020

Georgia — 1.8%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,565	1,845,026

Illinois — 22.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	2,955	3,594,432
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	500	544,760
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	1,060	1,214,792
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,132,370
Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,122,250
Sales Tax Receipts, 5.00%, 12/01/44	1,085	1,219,301

BlackRock Municipal Income Investment Trust	October 31, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	$1,000	$1,151,920
5.25%, 12/01/43	3,500	3,912,300
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	1,000	1,155,720
Rush University Medical Center, Series B, 7.25%, 11/01/30	1,600	1,914,560
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,231,113
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	807,093
6.00%, 6/01/28	195	228,817
State of Illinois, GO:
5.25%, 2/01/31	475	520,885
5.25%, 2/01/32	1,000	1,094,980
5.50%, 7/01/33	1,000	1,106,570
5.50%, 7/01/38	210	229,967

		23,181,830

Indiana — 2.4%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,533,036

Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	1,600	1,843,920

Kentucky — 0.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	500	596,010

Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	715	846,310

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	$600	$655,848

		1,502,158

Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,270	1,503,286

Massachusetts — 1.1%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, Series O, 5.38%, 8/15/38	1,000	1,136,660

Michigan — 3.4%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	915	1,073,624
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,157,740
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	995	1,272,217

		3,503,581

Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,321,970
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,154,500

		2,476,470

Nevada — 4.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,868,880
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	1,000	1,102,260

BlackRock Municipal Income Investment Trust	October 31, 2014	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	$1,825	$2,152,423

		5,123,563

New Jersey — 4.5%
New Jersey EDA, RB, School Facilities Construction, Series UU, 5.00%, 6/15/40	225	243,000
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,140	1,226,264
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	1,485	1,686,589
Transportation System, Series A, 5.88%, 12/15/38	1,295	1,504,673

		4,660,526

New York — 5.7%
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,151,390
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	980	1,109,468
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,701,717

		5,962,575

Ohio — 3.6%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	1,565	1,748,152
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	790	922,080
5.25%, 2/15/31	885	1,029,423

		3,699,655

Pennsylvania — 5.0%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	584,540

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	$360	$401,324
Sub-Series A, 5.63%, 12/01/31	1,250	1,413,375
Sub-Series A, 6.00%, 12/01/41	1,500	1,627,395
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,000	1,137,490

		5,164,124

South Carolina — 1.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,190	1,397,250

Texas — 12.4%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	1,670	1,937,835
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	745	862,397
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/35	890	1,015,855
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,905	2,286,057
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19 (a)	90	107,018
5.50%, 5/15/33	1,910	2,164,660
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	1,000	1,179,220
North Texas Tollway Authority, Refunding RB, 1st Tier System, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,145,720
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	340	394,070

BlackRock Municipal Income Investment Trust	October 31, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$1,505	$1,781,890

		12,874,722

Virginia — 1.5%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	280	312,796
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,224,900

		1,537,696

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	1,675	1,842,148

Total Municipal Bonds — 104.0%		108,082,370

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

California — 19.0%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (c)	1,995	2,256,565
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,627,760
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (c)	2,630	3,047,644
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	3,898	4,707,869
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	452,824
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	4,214	4,922,700

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

California (concluded)
University of California, RB, Series O, 5.75%, 5/15/34	$1,500	$1,763,845

		19,779,207

District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (c)	1,395	1,649,099
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	1,799	2,035,439

		3,684,538

Illinois — 3.2%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	2,800	3,350,284

Nevada — 5.0%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	2,897,950
Series B, 5.50%, 7/01/29	1,994	2,340,922

		5,238,872

New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (c)	1,094	1,254,081

New Jersey — 3.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,198,920
Series B, 5.25%, 6/15/36 (c)	1,640	1,815,793

		4,014,713

New York — 13.1%
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,623,218
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF, 5.00%, 6/15/45	1,500	1,660,443
Series FF-2, 5.50%, 6/15/40	1,995	2,304,770

BlackRock Municipal Income Investment Trust	October 31, 2014	4

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

New York (concluded)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$1,500	$1,689,232
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,205	2,519,433
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	1,300	1,512,771
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	2,000	2,277,980

		13,587,847

Texas — 5.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (c)	2,025	2,311,840
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	2,750	3,178,285

		5,490,125

Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	1,021,519

Par (000)	Value

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 55.2%	$57,421,186

Total Long-Term Investments (Cost — $146,116,000) — 159.2%	165,503,556

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	256,564	256,564

Total Short-Term Securities (Cost — $256,564) — 0.2%	256,564

Total Investments (Cost — $146,372,564*) — 159.4%	165,760,120
Other Assets Less Liabilities — 2.0%	2,104,333
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.5%)	(29,688,377)
VRDP Shares, at Redemption Value — (32.9%)	(34,200,000)

Net Assets Applicable to Common Shares — 100.0%	$103,976,076

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$117,195,010

Gross unrealized appreciation	$19,387,556
Gross unrealized depreciation	(504,722)

Net unrealized appreciation	$18,882,834

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire from October 1, 2016 to November 15, 2019 is $7,891,024.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BlackRock Municipal Income Investment Trust	October 31, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income

FFI Institutional Tax-Exempt Fund	1,298,709	(1,042,145)	256,564	$101

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(103)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$13,015,016	$18,255

BlackRock Municipal Income Investment Trust	October 31, 2014	6

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$165,503,556	—	$165,503,556
Short-Term Securities	$256,564	—	—	256,564
Total	$256,564	$165,503,556	—	$165,760,120

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$18,255	—	—	$18,255

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock Municipal Income Investment Trust	October 31, 2014	7

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$126,001	—	—	$126,001
Liabilities:
TOB trust certificates	—	$(29,682,276)	—	(29,682,276)
VRDP Shares	—	(34,200,000)	—	(34,200,000)
Total	$126,001	$(63,882,276)	—	$(63,756,275)

There were no transfers between levels during the period ended October 31, 2014.

BlackRock Municipal Income Investment Trust	October 31, 2014	8

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: December 23, 2014